ABERDEEN FUNDS

Aberdeen U.S. Equity Fund

Supplement to the Aberdeen Funds Prospectus and Statement of Additional Information dated February 28, 2011.

The following information supplements the information in the Aberdeen Funds Prospectus and Statement of Additional Information.

On June 28, 2011, the Board of Trustees (the “Board”) of Aberdeen Funds (the “Trust”) approved the reorganization (the “Reorganization”) of the Aberdeen U.S. Equity Fund (the “U.S. Equity Fund”), a series of the Trust, into the Aberdeen U.S. Equity I Fund (the “U.S. Equity I Fund,” and together with the U.S. Equity Fund, the “Funds”), also a series of the Trust.  The U.S. Equity I Fund is a newly organized shell fund with an investment objective and investment strategies and policies that are identical to those of the U.S. Equity Fund.  The Reorganization will consist of the transfer of all of the assets of the U.S. Equity Fund to the U.S. Equity I Fund in exchange solely for the assumption of the U.S. Equity Fund’s liabilities by the U.S. Equity I Fund and Class A, Class C, Class R, Institutional Class and Institutional Service Class shares of the U.S. Equity I Fund, which shares will be distributed by the U.S. Equity Fund to the holders of its shares in complete liquidation thereof.  In the Reorganization, you will receive shares of the U.S. Equity I Fund of the same class as the shares you own of the U.S. Equity Fund.  The Reorganization does not require approval by shareholders of either Fund.

The Board, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), considered the proposed Reorganization and determined that it (1) is in the best interest of the U.S. Equity Fund and (2) will not result in dilution of the interests of shareholders of the U.S. Equity Fund.  The Board considered information provided by the Trust’s management and reviewed various factors about the Funds and the Reorganization, including: (1) that the U.S. Equity Fund’s investment objective, strategies and policies would not change, (2) that the U.S. Equity Fund’s gross and net expense ratios would decrease, and (3) the potential for the U.S. Equity Fund to realize economies of scale.

The Reorganization is being proposed in connection with the reorganization of Credit Suisse Large Cap Blend Fund, Inc. (the “Credit Suisse Fund”) into the U.S. Equity I Fund (the “Credit Suisse Reorganization”).  Both the Board and the board of directors of the Credit Suisse Fund have  approved the Credit Suisse Reorganization.  The Credit Suisse Reorganization is subject to the approval of the shareholders of the Credit Suisse Fund.

The Reorganization involving the U.S. Equity Fund has been approved by the Board to seek to realize economies of scale by combining the assets of the U.S. Equity Fund with the post-Credit Suisse Reorganization assets of the U.S. Equity I Fund.  Since the Reorganization has only been proposed in connection with the proposed Credit Suisse Reorganization, the Reorganization is contingent on the consummation of the reorganization of Credit Suisse Fund into the U.S. Equity I Fund.  As a result, if the reorganization of the Credit Suisse Fund is not approved by such fund’s shareholders, then the Reorganization will not be consummated.  Assuming such approval is received, the Reorganization is expected to occur in the fourth quarter of 2011 and will be consummated concurrently with the reorganization of Credit Suisse Fund into the U.S. Equity I Fund.

You do not need to take any action for the Reorganization to take effect.  As of the start of business on the business day following the closing of the Reorganization (the “Closing Date”), each shareholder of the U.S. Equity Fund will automatically become the owner of shares of the U.S. Equity I Fund.  The Reorganization is expected to have no effect on the value of a shareholder’s investment in that the dollar value of the “new” shares will equal the value of the “old” shares.

No fees will be imposed on shareholders as a result of the Reorganization.  Aberdeen Asset Management Inc. (“AAMI”), each Fund’s investment adviser, will bear the expenses of the Reorganization.  It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.  The closing of the Reorganization is conditioned upon the Funds receiving an opinion of counsel to this effect.

A shareholder who does not wish to become a shareholder of the U.S. Equity I Fund may redeem shares of the U.S. Equity Fund at any time prior to the Closing Date.

Comparison of the Funds

As stated above, the U.S. Equity I Fund is a newly organized shell fund that is identical to the U.S. Equity Fund, except the U.S. Equity I Fund has lower fees and expenses, as detailed in the fee tables below.  The Funds have identical investment objectives, strategies and policies, and therefore the Funds are subject to identical risks.  Further, the fundamental and non-fundamental investment restrictions of both Funds are identical.  The Funds are each series of the Trust, and therefore have the same Board, and AAMI serves or will serve as the investment adviser of each Fund.  In addition, the portfolio managers of the U.S. Equity Fund will be the portfolio managers of the U.S. Equity I Fund.  The Funds also utilize all of the same service providers.  Additionally, procedures for the purchase, exchange, redemption and valuation of shares of each Fund are identical.

A copy of the summary prospectus for the U.S. Equity I Fund will be sent to shareholders of the U.S. Equity Fund after the Closing Date.  The prospectus and Statement of Additional Information for the U.S. Equity I Fund and the summary prospectus, prospectus and Statement of Additional Information for the U.S. Equity Fund are, or will be, available at www.aberdeen-asset.us.

Fees and Expenses

Following the Reorganization, the U.S. Equity I Fund is projected to have (i) a gross operating expense ratio for each class lower than that of the corresponding class of the U.S. Equity Fund prior to the Reorganization, and (ii) a net operating expense ratio for each class lower than that of the corresponding class of the U.S. Equity Fund prior to the Reorganization, after taking into account contractual fee waiver and expense reimbursement arrangements.

Currently, the Trust and AAMI have entered into a written contract limiting operating expenses to 1.21% for all Classes of the U.S. Equity Fund at least through February 27, 2013, and intend to enter into a written contract to take effect upon the consummation of the applicable Credit Suisse Reorganization limiting operating expenses to 0.90% for all Classes of the U.S. Equity I Fund for at least the Fund’s first two years of operations.  These limits exclude certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses.

The following tables compare the current fees and expenses of each Fund (in the case of the U.S. Equity Fund, based on its most recent fiscal year, and in the case of the U.S. Equity I Fund, based on anticipated fees and expenses payable by the Fund for the current fiscal year).  The tables also show the estimated fees and expenses for the U.S. Equity I Fund on a pro forma basis after giving effect to the Reorganization.

	Actual				Pro Forma
Shareholder Fees (fees paid directly from your investment)	U.S. Equity Fund (Class A)		U.S. Equity I Fund (Class A)		U.S. Equity I Fund (Class A)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		5.75%		5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None		None		None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.57%		0.43%		0.43%
Total Annual Fund Operating Expenses	1.72%		1.43%		1.43%
Less: Amount of Fee Limitations/Expense Reimbursements	0.16	%(1)	0.28	%(2)	0.28	%(2)
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.56%		1.15%		1.15%

	Actual				Pro Forma
Shareholder Fees (fees paid directly from your investment)	U.S. Equity Fund (Class C)		U.S. Equity I Fund (Class C)		U.S. Equity I Fund (Class C)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%		1.00%		1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.47%		0.33%		0.33%
Total Annual Fund Operating Expenses	2.37%		2.08%		2.08%
Less: Amount of Fee Limitations/Expense Reimbursements	0.16	%(1)	0.18	%(2)	0.18	%(2)
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	2.21%		1.90%		1.90%

	Actual				Pro Forma
Shareholder Fees (fees paid directly from your investment)	U.S. Equity Fund (Class R)		U.S. Equity I Fund (Class R)		U.S. Equity I Fund (Class R)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None		None		None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.50%		0.50%		0.50%
Other Expenses	0.47%		0.33%		0.33%
Total Annual Fund Operating Expenses	1.87%		1.58%		1.58%
Less: Amount of Fee Limitations/Expense Reimbursements	0.16	%(1)	0.18	%(2)	0.18	%(2)
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.71%		1.40%		1.40%

	Actual				Pro Forma
Shareholder Fees (fees paid directly from your investment)	U.S. Equity Fund (Institutional Class)		U.S. Equity I Fund (Institutional Class)		U.S. Equity I Fund (Institutional Class)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None		None		None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	None		None		None
Other Expenses	0.47%		0.33%		0.33%
Total Annual Fund Operating Expenses	1.37%		1.08%		1.08%
Less: Amount of Fee Limitations/Expense Reimbursements	0.16	%(1)	0.18	%(2)	0.18	%(2)
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.21%		0.90%		0.90%

	Actual				Pro Forma
Shareholder Fees (fees paid directly from your investment)	U.S. Equity Fund (Institutional Service Class)		U.S. Equity I Fund (Institutional Service Class)		U.S. Equity I Fund (Institutional Service Class)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None		None		None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	None		None		None
Other Expenses	0.52%		0.38%		0.38%
Total Annual Fund Operating Expenses	1.42%		1.13%		1.13%
Less: Amount of Fee Limitations/Expense Reimbursements	0.16	%(1)	0.23	%(2)	0.23	%(2)
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.26%		0.90%		0.90%

Note: The pro forma numbers shown in the tables are estimated in good faith and are hypothetical. The pro forma numbers also reflect the reorganization of Credit Suisse Fund into the U.S. Equity I Fund.

(1)          The Trust and AAMI have entered into a written contract limiting operating expenses to 1.21% for all Classes of the U.S. Equity Fund at least through February 27, 2013.  These limits exclude certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative service fees and extraordinary expenses.  The Trust is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.  This contract may not be terminated before February 27, 2013.

(2)          The Trust and AAMI have entered into a written contract limiting operating expenses to 0.90% for all Classes of the U.S. Equity I Fund for at least the Fund’s first two years of operations.  These limits exclude certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. The Trust is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.  This contract may not be terminated before the end of the Fund’s first two years of operations.

The examples below are intended to help you compare the cost of investing in each Fund with the cost of investing in the other Fund and in other mutual funds.

Assume you invest $10,000, a Fund returns 5% annually, expense ratios remain the same, the expense limit applies for the first two years and you close your account at the end of each of the time periods shown.  Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

ASSUMING YOU REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
U.S. Equity Fund	$725	$1,056	$1,426	$2,463
U.S. Equity I Fund	$685	$948	$1,260	$2,143
Pro Forma U.S. Equity I Fund	$685	$948	$1,260	$2,143
Class C
U.S. Equity Fund	$324	$708	$1,236	$2,681
U.S. Equity I Fund	$293	$616	$1,085	$2,381
Pro Forma U.S. Equity I Fund	$293	$616	$1,085	$2,381
Class R
U.S. Equity Fund	$174	$556	$980	$2,164
U.S. Equity I Fund	$143	$463	$826	$1,847
Pro Forma U.S. Equity I Fund	$143	$463	$826	$1,847
Institutional Class
U.S. Equity Fund	$123	$402	$719	$1,618
U.S. Equity I Fund	$92	$307	$560	$1,284
Pro Forma U.S. Equity I Fund	$92	$307	$560	$1,284
Institutional Service Class
U.S. Equity Fund	$128	$417	$745	$1,674
U.S. Equity I Fund	$92	$312	$577	$1,332
Pro Forma U.S. Equity I Fund	$92	$312	$577	$1,332

ASSUMING YOU DO NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class C
U.S. Equity Fund	$224	$708	$1,236	$2,681
U.S. Equity I Fund	$193	$616	$1,085	$2,381
Pro Forma U.S. Equity I Fund	$193	$616	$1,085	$2,381

Note: The pro forma numbers shown in the examples are estimated in good faith and are hypothetical.  The pro forma numbers also reflect the reorganization of Credit Suisse Fund into the U.S. Equity I Fund.

THIS SUPPLEMENT IS DATED July 5, 2011

Please keep this supplement for future reference